Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001
                                  202-737-8833



                                                    September 4, 2015

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                 Re:  AB Corporate Shares
                        -   AB Corporate Income Shares
                        -   AB Municipal Income Shares
                        -   AB Taxable Multi-Sector Income Shares
                        (File Nos. 333-112207 and 811-21497)
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Dear Sir or Madam:

            On behalf of AB Corporate Shares (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 28, 2015.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                  Very truly yours,


                                                  /s/ Anna C. Leist
                                                  -----------------
                                                      Anna C. Leist